CAPITAL AND OTHER COMPONENTS OF EQUITY	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CAPITAL AND OTHER COMPONENTS OF EQUITY [Text Block]

13. CAPITAL AND OTHER COMPONENTS OF EQUITY

Authorized with no Par Value
Unlimited common shares
Unlimited preferred shares

Issued

At December 31, 2017 all issued shares are fully paid. The holders of common shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share. There were no dividends declared in 2017 (2016 – nil).

Accumulated other comprehensive income

Accumulated other comprehensive income is comprised of the unrealized gains/losses on cash flow hedges and the cumulative translation adjustment for the translation of subsidiaries’ accounts where non-USD functional currency balances are translated to the functional currency of the parent. The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred.

Normal Course Issuer Bid (“NCIB”)

On March 8, 2017, the Board of Directors of the Corporation approved a plan to repurchase the Corporation’s common shares. The Toronto Stock Exchange (“TSX”) accepted the notice of intention, on August 9, 2017, to make a normal course issuer bid to repurchase up to 743,468 of its common shares (the “2017 Repurchase”), representing 5% of its 14,869,374 common shares issued and outstanding as of July 31, 2017. The Corporation entered into an automatic share purchase plan with a broker in order to facilitate the 2017 Repurchase.

The primary purpose of the 2017 Repurchase is for cancellation. Under the automatic share purchase plan, the Corporation may repurchase shares at times when they would otherwise not be permitted to due to regulatory restrictions or self-imposed blackout periods. Repurchases are made from time to time at the brokers’ discretion, based upon parameters prescribed by the Corporation’s written agreement. Repurchases may be effected through the facilities of the TSX, the NASDAQ Capital Market (“NASDAQ”) or other alternative trading systems in the United States and Canada. The actual number of common shares purchased and the timing of such purchases are determined by the broker considering market conditions, stock prices, its cash position and other factors.

During the year ended December 31, 2017, the Corporation repurchased and cancelled 334,212 shares at an aggregate purchase price of $3,406, resulting in a reduction to stated capital and contributed surplus of $1,313 and $2,093 respectively. These purchases were made under the 2017 Repurchase and are included in calculating the number of common shares that the Corporation may purchase pursuant to the NCIB.

On March 2, 2016, the Board of Directors of the Corporation approved a plan to repurchase the Corporation’s common shares. The TSX approved the Corporation's Notice of Intention to make a Normal Course Issuer Bid to repurchase up to 764,930 of its common shares (the "Repurchase"), representing approximately 5% of its 15,298,602 common shares issued and outstanding as of February 24, 2016. For the year ended December 31, 2016, the Corporation repurchased and cancelled an aggregate of 428,228 common shares, at an aggregate purchase price of $3,181 under the Repurchase. All of these common shares were canceled, resulting in a reduction to stated capital and contributed surplus of $1,679 and $1,502, respectively.

Capital management

The Corporation’s financial strategy is designed and formulated to maintain a flexible capital structure to allow the Corporation the ability to respond to changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, the Corporation may issue debt. The Corporation’s financing and refinancing decisions are made on a specific transaction basis and depend on such things as the Corporation’s needs, and market and economic conditions at the time of the transaction. The Corporation may invest in longer or shorter term investments depending on eventual liquidity requirements. The Corporation does not have any externally imposed capital compliance requirements other than restricted cash and those required to maintain the credit facilities. There were no changes in the Corporation’s approach to capital management during the year.